                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:                       811-4977

Exact name of registrant as specified in charter:         Voyageur Insured Funds

Address of principal executive offices:                   2005 Market Street
                                                          Philadelphia, PA 19103

Name and address of agent for service:                    David F. Connor, Esq.
                                                          2005 Market Street
                                                          Philadelphia, PA 19103

Registrant's telephone number, including area code:       (800) 523-1918

Date of fiscal year end:                                  August 31

Date of reporting period:                                 November 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)
DELAWARE TAX-FREE ARIZONA INSURED FUND
NOVEMBER 30, 2005

                                                                                                       PRINCIPAL            MARKET
                                                                                                         AMOUNT              VALUE
MUNICIPAL BONDS - 98.03%
Airport Revenue Bonds - 10.62%
Phoenix Civic Improvement Corporation Airport Revenue Series B
   5.25% 7/1/27 (FGIC) (AMT)                                                                         $ 1,000,000       $  1,034,240
   5.25% 7/1/32 (FGIC) (AMT)                                                                          10,300,000         10,614,356
Tucson Airport Authority 5.35% 6/1/31 (AMBAC) (AMT)                                                    5,000,000          5,162,800
                                                                                                                       ------------
                                                                                                                         16,811,396
                                                                                                                       ------------
Convention Center/Auditorium/Hotel Revenue Bonds - 3.32%
Arizona Tourism & Sports Authority Tax Revenue Multipurpose Stadium Facilities Series A                2,500,000          2,585,175
   5.00% 7/1/28 (MBIA)
   5.00% 7/1/31 (MBIA)                                                                                 1,500,000          1,545,255
*Phoenix Civic Improvement Corporation Distribution Revenue (Civic Plaza-B)
   5.50% 7/1/31 (FGIC)                                                                                 1,500,000          1,121,460
                                                                                                                       ------------
                                                                                                                          5,251,890
                                                                                                                       ------------
Dedicated Tax & Fees Revenue Bonds - 4.04%
Phoenix Industrial Development Authority Lease Revenue (Capitol Mall LLC II Project)
   5.00% 9/15/28 (AMBAC)                                                                               4,000,000          4,109,360
Puerto Rico Commonwealth Highway & Transportation Authority Transportation
   Revenue Series K 5.00% 7/1/35                                                                         750,000            744,240
San Luis Civic Improvement Corporation Municipal Facilities Excise Tax Revenue
   5.00% 7/1/38 (XLCA)                                                                                 1,500,000          1,544,265
                                                                                                                       ------------
                                                                                                                          6,397,865
                                                                                                                       ------------
Escrowed to Maturity Bonds - 0.31%
Maricopa County School District #14 (Creighton School Improvement Project) Series C
   6.50% 7/1/08 (FGIC)                                                                                   455,000            490,030
                                                                                                                       ------------
                                                                                                                            490,030
                                                                                                                       ------------
Higher Education Revenue Bonds - 8.32%
Arizona Board of Regents (Northern Arizona University)
   5.00% 6/1/34 (FGIC)                                                                                 1,000,000          1,023,670
   5.50% 6/1/34 (FGIC)                                                                                 1,250,000          1,355,425
Arizona State Board of Regents Certificates of Participation (University of Arizona Main
   Campus) 5.125% 6/1/25 (AMBAC)                                                                       1,250,000          1,314,425
Arizona State University Certificates of Participation (Research Infrastructure Project)
   5.00% 9/1/30 (AMBAC)                                                                                3,000,000          3,101,850
Glendale Industrial Development Authority Revenue (Midwestern University) Series A
   5.875% 5/15/31                                                                                      1,000,000          1,061,000
Mohave County Community College District (State Board of Directors)
   6.00% 3/1/20 (MBIA)                                                                                 1,000,000          1,089,470
South Campus Group Student Housing Revenue (Arizona State University South
   Campus Project) 5.625% 9/1/35 (MBIA)                                                                1,000,000          1,089,600
Tucson Industrial Development Authority (University of Arizona-Marshall Foundation)
   Series A 5.00% 7/15/27 (AMBAC)                                                                      1,000,000          1,029,760
University of Arizona Certificates of Participation (University of Arizona Project)
   Series A 5.125% 6/1/21 (AMBAC)                                                                      1,000,000          1,055,480
   Series B 5.125% 6/1/22 (AMBAC)                                                                      1,000,000          1,051,930
                                                                                                                       ------------
                                                                                                                         13,172,610
                                                                                                                       ------------
Hospital Revenue Bonds - 6.33%
Glendale Industrial Development Authority Hospital Revenue 5.00% 12/1/35                               1,000,000            989,270
Maricopa County Industrial Development Authority (Catholic Healthcare West) Series A
   5.50% 7/1/26                                                                                        1,000,000          1,047,660
Mohave County Industrial Development Authority (Chris/Silver Ridge)
   6.375% 11/1/31 (GNMA)                                                                                 185,000            191,878
Phoenix Industrial Development Authority Hospital Revenue (John C. Lincoln Health)
   Series B 5.75% 12/1/16 (Connie Lee)                                                                 4,110,000          4,358,861
Scottsdale Industrial Development Authority Hospital Revenue (Scottsdale Healthcare)
   5.70% 12/1/21                                                                                         500,000            535,000
University Medical Center Hospital 5.00% 7/1/24                                                          800,000            806,352
Yavapai County Industrial Development Authority (Yavapai Regional Medical Center)
   5.25% 8/1/21 (RADIAN)                                                                               2,000,000          2,087,020
                                                                                                                       ------------
                                                                                                                         10,016,041
                                                                                                                       ------------
Multifamily Housing Revenue Bonds - 5.16%
Phoenix Industrial Development Authority Multifamily Housing Revenue
   (Capital Mews Apartments) Series A 5.70% 12/20/40 (GNMA) (AMT)                                      2,000,000          2,078,820
   (Ventana Palms Apartments) Series A                                                                   510,000            539,192
   6.15% 10/1/29 (MBIA)
   6.20% 10/1/34 (MBIA)                                                                                  940,000            994,746
Yuma Industrial Development Authority Multifamily Revenue (Regency Apartments) Series A
   5.50% 12/20/32 (GNMA) (FHA)                                                                         2,000,000          2,007,620
   6.10% 9/20/19 (GNMA) (AMT)                                                                          2,340,000          2,554,461
                                                                                                                       ------------
                                                                                                                          8,174,839
                                                                                                                       ------------

                                                                                                       PRINCIPAL            MARKET
                                                                                                         AMOUNT              VALUE
Municipal Lease Revenue Bonds - 9.73%
Arizona School Facilities Board Certificates of Participation Series A
   5.00% 9/1/18 (FGIC)                                                                                 1,000,000          1,058,400
Greater Arizona Development Authority Infrastructure Revenue Series A
   5.00% 8/1/22 (MBIA)                                                                                   500,000            526,815
Marana Municipal Property Corporation Municipal Facilities Revenue
   5.00% 7/1/28 (AMBAC)                                                                                  575,000            592,722
Maricopa County Industrial Development Authority Correctional Facilities (Phoenix West
   Prison) 5.375% 7/1/22 (ACA)                                                                         1,000,000          1,037,810
Phoenix Industrial Development Authority Lease Revenue (Capitol Mall LLC Project)
   5.00% 9/15/27 (AMBAC)                                                                               1,000,000          1,037,970
Pinal County Certificates of Participation 5.125% 6/1/21 (AMBAC)                                       4,675,000          4,934,368
Puerto Rico Public Buildings Authority Revenue (Government Facilities)
   Series D 5.25% 7/1/36                                                                                 270,000            275,208
   Series D 5.25% 7/1/27                                                                                 470,000            481,003
   Series I 5.25% 7/1/33                                                                                 500,000            512,475
Salt River Project Arizona Agricultural Improvement & Power District Certificates of
   Participation 5.00% 12/1/18 (MBIA)                                                                  2,500,000          2,630,400
University of Arizona Certificates of Participation Series B 5.00% 6/1/31 (AMBAC)                      2,250,000          2,313,023
                                                                                                                       ------------
                                                                                                                         15,400,194
                                                                                                                       ------------
Political Subdivision General Obligation Bonds - 2.24%
DC Ranch Community Facilities 5.00% 7/15/27 (AMBAC)                                                    1,000,000          1,035,510
Phoenix Variable Purpose Series B 5.00% 7/1/27                                                         2,435,000          2,512,750
                                                                                                                       ------------
                                                                                                                          3,548,260
                                                                                                                       ------------
ss.Pre-Refunded Bonds - 26.33%
Arizona State Transportation Board Highway Revenue Series B 5.25% 7/1/22-12                            1,000,000          1,089,530
Eagle Mountain Community Facility District Series A 6.50% 7/1/21-06                                    1,010,000          1,039,522
Glendalel Development Authority Educational Facilities Revenue (American Graduate School
   International)                                                                                      1,000,000          1,024,140
   5.625% 7/1/20-06 (Connie Lee)
   5.875% 7/1/15-06 (Connie Lee)                                                                       2,500,000          2,563,875
Maricopa County School District #3 (Tempe Elementary Project of 1997) Series E
   5.70% 7/1/16-09 (FGIC)                                                                              1,025,000          1,112,832
Mesa Industrial Development Authority (Discovery Health Systems) Series A
   5.625% 1/1/29-10 (MBIA)                                                                            10,000,000         10,847,199
Oro Valley Common Trust Funds Partnership 5.75% 7/1/17-06 (MBIA)                                       1,000,000          1,024,860
Phoenix Industrial Development Authority Lease Revenue (Capital Mall LLC Project)
   5.50% 9/15/27-10 (AMBAC)                                                                            5,000,000          5,414,400
Phoenix Street & Highway Revenue 6.50% 7/1/09-02 (AMBAC)                                                 350,000            351,246
Puerto Rico Commonwealth Public Improvement
   5.125% 7/1/30-11 (FSA)                                                                                770,000            829,929
   Series A 5.00% 7/1/27-12                                                                            1,000,000          1,076,250
   Series A 5.125% 7/1/31-11                                                                           1,705,000          1,837,700
Puerto Rico Public Buildings Authority (Government Facilities) Revenue Series D
   5.25% 7/1/27-12                                                                                     1,280,000          1,382,170
   5.25% 7/1/36-12                                                                                       730,000            788,269
Sedona Certificates of Participation 5.75% 7/1/16-09                                                     500,000            542,445
Southern Arizona Capital Facilities Finance (University of Arizona Project)
  5.10% 9/1/33-12 (MBIA)                                                                               3,250,000          3,517,085
Surprise Municipal Property Excise Tax Revenue 5.70% 7/1/20-09 (FGIC)                                  5,000,000          5,428,450
University of Arizona Certificates of Participation (University of Arizona Parking and
   Student Housing) 5.75% 6/1/19-09 (AMBAC)                                                            1,000,000          1,077,060
Yuma Industrial Development Authority Hospital Revenue (Yuma Regional Medical
   Center) 5.00% 8/1/31-11 (FSA)                                                                         700,000            750,876
                                                                                                                       ------------
                                                                                                                         41,697,838
                                                                                                                       ------------
Public Power Revenue Bonds - 9.18%
Energy Management Services (Arizona State University - Main Campus)
   5.25% 7/1/17 (MBIA)                                                                                 1,500,000          1,611,615
Maricopa County Pollution Control (Palo Verde Project) Series A
   5.05% 5/1/29 (AMBAC)                                                                                6,000,000          6,166,440
Puerto Rico Electric Power Authority Power Revenue
   Series NN 5.00% 7/1/32 (MBIA)                                                                       2,500,000          2,583,550
   Series OO 5.00% 7/1/13 (CIFG)                                                                       1,500,000          1,609,950
Salt River Project Agricultural Improvement & Power District Electric System Revenue
   (Salt River Project)
   Series A 5.00% 1/1/31                                                                                 500,000            514,545
   Series B 5.00% 1/1/31 (MBIA)                                                                        2,000,000          2,058,180
                                                                                                                       ------------
                                                                                                                         14,544,280
                                                                                                                       ------------
School District General Obligation Bonds - 2.30%
Cochise County Unified School District #68 7.50% 7/1/10 (FGIC)                                         1,000,000          1,163,250
Maricopa County School District #14 (Creighton School Improvement Project)
   Series C 6.50% 7/1/08 (FGIC)                                                                          545,000            586,398
Maricopa County School District #38 (Madison Elementary) 5.00% 7/1/14 (FSA)                            1,750,000          1,892,573
                                                                                                                       ------------
                                                                                                                          3,642,221
                                                                                                                       ------------
Single Family Housing Revenue Bonds - 0.11%
Pima County Industrial Development Authority Single Family Housing Revenue
   Series A-1 6.125% 11/1/33 (GNMA) (FNMA) (FHLMC) (AMT)                                                  55,000             55,513
   Series B-1 6.10% 5/1/31 (GNMA) (AMT)                                                                  115,000            116,051
                                                                                                                       ------------
                                                                                                                            171,564
                                                                                                                       ------------

                                                                                                       PRINCIPAL            MARKET
                                                                                                         AMOUNT              VALUE
Territorial General Obligation Bonds - 4.01%
Puerto Rico Commonwealth Public Improvements Refunding Series A 5.50% 7/1/19                           1,300,000          1,445,730
Puerto Rico Commonwealth Public Improvement (Unrefunded Balance) Series A
   5.125% 7/1/30 (FSA)                                                                                   480,000            504,274
   5.125% 7/1/31                                                                                       3,370,000          3,388,535
Virgin Islands Public Finance Authority (Gross Receipts Taxes) 5.00% 10/1/31 (ACA)                     1,000,000          1,009,540
                                                                                                                       ------------
                                                                                                                          6,348,079
                                                                                                                       ------------
Transportation Revenue Bonds - 0.66%
Arizona State Transportation Board Highway Revenue Series A 5.00% 7/1/23                               1,000,000          1,047,950
                                                                                                                       ------------
                                                                                                                          1,047,950
                                                                                                                       ------------
Water & Sewer Revenue Bonds - 5.37%
Gilbert Water Municipal Property Wastewater System & Utility Revenue 4.90% 4/1/19                      1,500,000          1,504,110
Glendale Water & Sewer Revenue 5.00% 7/1/28 (AMBAC)                                                    2,000,000          2,069,440
Phoenix Civic Improvement Corporation Wastewater Systems Revenue Junior Lien
   5.00% 7/1/24 (FGIC)                                                                                 1,000,000          1,042,920
   5.00% 7/1/26 (FGIC)                                                                                 3,750,000          3,880,538
                                                                                                                       ------------
                                                                                                                          8,497,008
                                                                                                                       ------------
TOTAL MUNICIPAL BONDS (COST $147,956,989)                                                                               155,212,065
                                                                                                                       ------------

                                                                                                       NUMBER OF
                                                                                                         SHARES

SHORT-TERM INVESTMENTS - 0.46%
Money Market Instrument - 0.46%
Federated Arizona Municipal Cash Trust                                                                   736,266            736,266
                                                                                                                       ------------
TOTAL SHORT-TERM INVESTMENT (COST $736,266)                                                                                 736,266
                                                                                                                       ------------

TOTAL MARKET VALUE OF SECURITIES - 98.49%
   (cost $148,693,255)                                                                                                  155,948,331
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 1.51%                                                       2,384,160
                                                                                                                       ------------
NET ASSETS APPLICABLE TO 13,988,527 SHARES OUTSTANDING - 100.00%                                                       $158,332,491
                                                                                                                       ------------

ss. Pre-Refunded Bonds. Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."
*Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

SUMMARY OF ABBREVIATIONS:
ACA - Insured by American Capital Access
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
CIFG - CDC IXIS Financial Guaranty
Connie Lee - Insured by the College Construction Insurance Association
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FHLMC - Insured by the Federal Home Loan Mortgage Corporation
FNMA - Insured by Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
XLCA - Insured by XL Capital Assurance
--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Insured Funds - Delaware Tax-Free Arizona Insured Fund (the "Fund").

SECURITY VALUATION - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At November 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                   $148,693,255
                                      ------------
Aggregate unrealized appreciation        7,443,742
Aggregate unrealized depreciation         (188,666)
                                      ------------
Net unrealized appreciation           $  7,255,076
                                      ------------

For federal income tax purposes, at August 31, 2005, capital loss carryforwards of $2,789,466 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $1,029,322 expires in 2008, $78,759 expires in 2011 and $1,681,385 expires in 2012.

3. CREDIT AND MARKET RISK
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days or less from the issuance of the refunding issue is known as a "current refunding". Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement. The Tax-Free Arizona Insured Fund will purchase escrow secured bonds without additional insurance only where the escrow is invested in securities of the U.S. government or agencies or instrumentalities of the U. S. government.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At November 30, 2005, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets.

SCHEDULE OF INVESTMENTS (Unaudited)
DELAWARE TAX-FREE MINNESOTA INSURED FUND
NOVEMBER 30, 2005

                                                                                                       PRINCIPAL            MARKET
                                                                                                         AMOUNT              VALUE
MUNICIPAL BONDS - 95.78%
Airport Revenue Bonds - 4.64%
Minneapolis/St. Paul Metropolitan Airports Commission Revenue
   Series A 5.00% 1/1/22 (MBIA)                                                                      $ 2,000,000        $ 2,085,280
   Series A 5.125% 1/1/25 (FGIC)                                                                         100,000            104,325
   Series C 5.125% 1/1/20 (FGIC)                                                                       2,000,000          2,098,800
   Series C 5.25% 1/1/32 (FGIC)                                                                        6,595,000          6,878,849
                                                                                                                       ------------
                                                                                                                         11,167,254
                                                                                                                       ------------
Corporate-Backed Revenue Bonds - 0.75%
Sartell Environmental Improvement Revenue
   (International Paper) Series A 5.20% 6/1/27                                                         1,800,000          1,796,526
                                                                                                                       ------------
                                                                                                                          1,796,526
                                                                                                                       ------------
Dedicated Tax & Fees Revenue Bonds - 1.65%
Minneapolis Community Development Agency Supported Series G-3 5.45% 12/1/31                            2,000,000          2,084,460
Virgin Islands Public Finance Authority (Matching Fund Loan) Series A 5.25% 10/1/22                    1,785,000          1,891,618
                                                                                                                       ------------
                                                                                                                          3,976,078
                                                                                                                       ------------
Escrowed to Maturity Bonds - 17.20%
Dakota/Washington Counties Housing & Redevelopment Authority Anoka Single Family
   Residential Mortgage Revenue 8.45% 9/1/19 (GNMA) (AMT)                                              9,000,000         12,767,219
Dakota/Washington Counties Housing & Redevelopment Authority Bloomington Mortgage
   Single Family Residential Mortgage Revenue
   8.15% 9/1/16 (GNMA) (MBIA) (AMT)                                                                      405,000            540,610
   8.375% 9/1/21 (GNMA) (FHA) (AMT)                                                                   14,115,000         20,367,662
Southern Minnesota Municipal Power Agency Supply Revenue Series A
   5.75% 1/1/18                                                                                        3,790,000          4,073,682
   5.75% 1/1/18 (AMBAC)                                                                                  670,000            720,150
Western Minnesota Municipal Power Agency Supply Revenue Series A
   6.60% 1/1/10                                                                                        2,000,000          2,127,840
   9.75% 1/1/16 (MBIA)                                                                                   530,000            768,262
                                                                                                                       ------------
                                                                                                                         41,365,425
                                                                                                                       ------------
Higher Education Revenue Bonds - 5.78%
Minnesota State Colleges & Universities Revenue
   Series A 5.00% 10/1/22 (FSA)                                                                        5,135,000          5,379,734
   Series A 5.00% 10/1/29 (MBIA)                                                                       4,000,000          4,171,840
Minnesota State Higher Education Facilities Authority Revenue (St. Catherine College)
   Series 5-N1 5.00% 10/1/18                                                                           2,200,000          2,267,254
St. Cloud Housing & Redevelopment Authority Revenue (State University Foundation Project)
   5.00% 5/1/23                                                                                        2,000,000          2,072,640
                                                                                                                       ------------
                                                                                                                         13,891,468
                                                                                                                       ------------
HOSPITAL REVENUE BONDS - 16.28%
Duluth Economic Development Authority Health Care Facilities Benedictine Health
   System (St. Mary's Hospital) 5.25% 2/15/28                                                          8,500,000          8,695,585
Minneapolis Health Care System Revenue
  (Allina Health System) Series A 5.75% 11/15/32                                                       7,800,000          8,288,280
  (Fairview Health Services) Series D 5.00% 11/15/34 (AMBAC)                                           8,250,000          8,511,773
Minneapolis/St. Paul Housing & Redevelopment Authority Health Care Systems
   (Allina Health System) 5.00% 11/15/13 (AMBAC)                                                       6,490,000          6,499,086
   (Healthpartners Obligation Group Project)
   5.625% 12/1/22                                                                                        650,000            690,833
   5.875% 12/1/29                                                                                      1,000,000          1,066,290
Minnesota Agricultural & Economic Development Board Revenue (Fairview Health Care System)
   Series A 5.75% 11/15/26 (MBIA)                                                                        180,000            190,382
St. Louis Park Health Care Facilities Revenue (Park Nicollet Health Services) Series B
   5.50% 7/1/25                                                                                        2,000,000          2,109,720
St. Paul Housing & Redevelopment Authority Hospital Revenue (St. Paul/Ramsey
   Medical Center Project) 5.50% 5/15/13 (AMBAC)                                                       1,000,000          1,001,800
Willmar (Rice Memorial Hospital Project)
   5.00% 2/1/22 (FSA)                                                                                  1,000,000          1,046,820
   5.00% 2/1/25 (FSA)                                                                                  1,000,000          1,042,420
                                                                                                                       ------------
                                                                                                                         39,142,989
                                                                                                                       ------------

                                                                                                       PRINCIPAL            MARKET
                                                                                                         AMOUNT              VALUE
Multifamily Housing Revenue Bonds - 5.58%
Eagan Multifamily Revenue (Woodridge Apartments) Series A 5.90% 8/1/20 (GNMA)                          1,000,000          1,034,220
Hopkins Multifamily Revenue (Auburn Apartments Project) Series A 8.05% 6/20/31 (GNMA)                  3,790,000          3,951,644
Minneapolis Multifamily Housing Revenue
   (Bottineau Commons Project) 5.45% 4/20/43) (GNMA) (AMT)                                             1,500,000          1,539,825
   (Seward Towers Project) 5.00% 5/20/36 (GNMA)                                                        4,000,000          4,123,239
Minnesota State Housing Finance Agency Rental Housing Revenue Series C-2 5.95%
   2/1/15 (AMBAC)                                                                                      1,642,000          1,667,714
White Bear Lake Multifamily Revenue (Lake Square) Series A 5.875% 2/1/15 (FHA)                         1,055,000          1,089,024
                                                                                                                       ------------
                                                                                                                         13,405,666
                                                                                                                       ------------
Municipal Lease Revenue Bonds - 5.16%
Hopkins Housing & Redevelopment Authority Public Works and Fire Station Series A
   5.00% 2/1/23 (MBIA)                                                                                 1,210,000          1,261,328
Minneapolis Special School District #001 Series A
   5.00% 2/1/18 (FSA)                                                                                  1,545,000          1,632,200
   5.00% 2/1/19 (FSA)                                                                                  1,535,000          1,618,965
   5.00% 2/1/20 (FSA)                                                                                  1,690,000          1,774,990
St. Paul Port Authority Lease Revenue (Cedar Street Office Building Project)
   5.125% 12/1/27                                                                                      2,000,000          2,087,180
   5.25% 12/1/27                                                                                       3,840,000          4,040,793
                                                                                                                       ------------
                                                                                                                         12,415,456
                                                                                                                       ------------
Political Subdivision General Obligation Bonds - 0.55%
Dakota County Community Development Agency Governmental Housing Development
   5.00% 1/1/21                                                                                        1,275,000          1,322,647
                                                                                                                       ------------
                                                                                                                          1,322,647
                                                                                                                       ------------
ss.Pre-Refunded Bonds - 6.96%
Minneapolis Health Care System Revenue (Fairview Health Services) Series A 5.625% 5/15/32-12           5,400,000          6,006,852
Minnesota Agricultural & Economic Development Board Revenue (Fairview Health Care System)
   Series A 5.75% 11/15/26-07 (MBIA)                                                                  10,070,000         10,720,924
                                                                                                                       ------------
                                                                                                                         16,727,776
                                                                                                                       ------------
Public Power Revenue Bonds - 6.99%
Minnesota State Municipal Power Agency Series A 5.00% 10/1/34                                          2,000,000          2,027,400
&Northern Municipal Power Agency Electric System Revenue, Inverse Floater ROLs
   Series II-R-32 7.316% 1/1/13 (FSA)                                                                  4,585,000          5,205,305
Puerto Rico Electric Power Authority Revenue
   Series GG 4.75% 7/1/21 (FSA)                                                                        1,000,000          1,024,920
   Series OO 5.00% 7/1/13 (CIFG)                                                                       3,640,000          3,906,812
Shakopee Public Utilities Commission Revenue 5.125% 2/1/26 (MBIA)                                      1,850,000          1,915,176
Southern Minnesota Municipal Power Agency Supply System Revenue Series A
    5.25% 1/1/15 (AMBAC)                                                                               1,500,000          1,651,815
Western Minnesota Municipal Power Agency Series B 5.00% 1/1/15 (MBIA)                                  1,000,000          1,079,080
                                                                                                                       ------------
                                                                                                                         16,810,548
                                                                                                                       ------------
SCHOOL DISTRICT GENERAL OBLIGATION BONDS - 21.70%
Big Lake Independent School District #727 Series A
   5.00% 2/1/17 (FSA)                                                                                  1,040,000          1,089,078
   5.00% 2/1/20 (FSA)                                                                                  1,000,000          1,039,440
Centennial Independent School District #012 Series A 5.00% 2/1/18 (FSA)                                1,270,000          1,341,679
Farmington Independent School District #192 Series B 5.00% 2/1/27 (FSA)                                4,000,000          4,174,640
Lakeville Independent School District #194 Series A 4.75% 2/1/22 (FSA)                                 2,350,000          2,405,061
Morris Independent School District #769 5.00% 2/1/24 (MBIA)                                            4,875,000          5,072,681
Mounds View Independent School District #621
   5.00% 2/1/20 (MBIA)                                                                                 2,970,000          3,119,361
   5.375% 2/1/24 (FGIC)                                                                                6,170,000          6,633,243
Osseo Independent School District #279 Series A 5.00% 2/1/21 (FSA)                                     3,570,000          3,748,357
Robbinsdale Independent School District #281 5.00% 2/1/21 (FSA)                                        1,310,000          1,375,448
&Rockford Independent School District #883, Inverse Floater ROLs Series II-R-30-B
   8.026% 2/1/21 (FSA)                                                                                 1,605,000          1,835,526
^Rosemount Independent School District #196 Series B
    5.80% 4/1/09 (FSA)                                                                                 1,860,000          1,647,495
    5.85% 4/1/10 (FSA)                                                                                 2,240,000          1,905,904
^Sauk Rapids Independent School District #047 Series B
    5.982 2/1/15 (FSA)                                                                                 2,700,000          1,723,005
    6.083% 2/1/17 (FSA)                                                                                2,245,000          1,266,607
&South Washington County Independent School District #833, Inverse Floater ROLs Series II-R-34-A
   8.026% 2/1/20 (MBIA)                                                                                3,440,000          3,981,215
   8.026% 2/1/21 (MBIA)                                                                                3,645,000          4,218,468
St. Michael Independent School District #885
   5.00% 2/1/20 (FSA)                                                                                  1,970,000          2,069,071
   5.00% 2/1/27 (FSA)                                                                                  3,435,000          3,542,275
                                                                                                                       ------------
                                                                                                                         52,188,554
                                                                                                                       ------------
Single Family Housing Revenue Bonds - 0.14%
Dakota County Housing & Redevelopment Authority Single Family Mortgage Revenue
   Series B 5.85% 10/1/30 (GNMA) (FNMA) (AMT)                                                            328,000            336,528
                                                                                                                       ------------
                                                                                                                            336,528
                                                                                                                       ------------
State General Obligation Bonds - 2.40%
Minnesota State 5.00% 11/1/20 (FSA)                                                                    5,500,000          5,772,030
                                                                                                                       ------------
                                                                                                                          5,772,030
                                                                                                                       ------------
TOTAL MUNICIPAL BONDS (COST $215,797,450)                                                                               230,318,905
                                                                                                                       ------------

                                                                                                       NUMBER OF
                                                                                                        SHARES
SHORT-TERM INVESTMENTS - 3.13%
Money Market Instrument - 2.51%
Federated Minnesota Municipal Cash Trust                                                               6,043,323          6,043,323
                                                                                                                       ------------
                                                                                                                          6,043,323
                                                                                                                       ------------


                                                                                                        PRINCIPAL
                                                                                                         AMOUNT

oVariable Rate Demand Notes - 0.62%
Midwest Consortium of Municipal Utilities Revenue Series A
   3.05% 1/1/25 (LOC - U.S. Bank N.A.)                                                                $1,000,000          1,000,000
Minneapolis Guthrie Parking Ramp 2.90% 12/1/33 (SPA - Dexia Credit Local)                                500,000            500,000
                                                                                                                       ------------
                                                                                                                          1,500,000
                                                                                                                       ------------
TOTAL SHORT-TERM INVESTMENTS (COST $7,543,323)                                                                            7,543,323
                                                                                                                       ------------

TOTAL MARKET VALUE OF SECURITIES - 98.91%
   (cost $223,340,773)                                                                                                  237,862,228
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 1.09%                                                       2,610,264
                                                                                                                       ------------
NET ASSETS APPLICABLE TO 22,169,150 SHARES OUTSTANDING - 100.00%                                                       $240,472,492
                                                                                                                       ------------

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Indemnity Corporation
AMT - Subject to Alternative Minimum Tax
CIFG - CDC IXIS Financial Guaranty
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Authority
FNMA - Insured by Federal National Mortgage association
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
LOC - Letter of Credit
MBIA - Insured by the Municipal Bond Insurance Association
ROLs Residual Option Longs
SPA Stand-by Purchase Agreement

&An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of November 30, 2005. See Note 3 in "Notes."
ss. Pre-Refunded Bonds. Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."
oVariable rate notes. The interest rate shown is the rate as of November 30, 2005.
^Zero coupon security. The interest rate shown is the yield at the time of purchase.

See accompanying notes

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyager Insured Funds - Delaware Tax-Free Minnesota Insured Fund (the "Fund").

SECURITY VALUATION - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At November 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                  $223,340,773
Aggregate unrealized appreciation      14,812,228
Aggregate unrealized depreciation        (290,773)
                                     ------------
Net unrealized appreciation          $ 14,521,455
                                     ------------


3. CREDIT AND MARKET RISK
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are denoted on the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days or less from the issuance of the refunding issue is known as a "current refunding". Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement. The Tax-Free Minnesota Insured Fund will purchase escrow secured bonds without additional insurance only where the escrow is invested in securities of the U.S. government or agencies or instrumentalities of the U.S. government.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At November 30, 2005, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets.


ITEM 2. CONTROLS AND PROCEDURES.

        The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

        There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

        File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION


I, Jude T. Driscoll, certify that:

1.      I have reviewed this report on Form N-Q of Voyageur Insured Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;


3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:


        (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;


        (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

        (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

        (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

        (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

        (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


        Jude T. Driscoll
-------------------------------
By:     Jude T. Driscoll
Title:  Chief Executive Officer
Date:   January 25, 2006

                                  CERTIFICATION

I, Michael P. Bishof, certify that:

1.      I have reviewed this report on Form N-Q of Voyageur Insured Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;


3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:


        (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;


        (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

        (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

        (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

        (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

        (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


        Michael P. Bishof
-------------------------------
By:     Michael P. Bishof
Title:  Chief Financial Officer
Date:   January 25, 2006

                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VOYAGEUR INSURED FUNDS


        Jude T. Driscoll
-------------------------------
By:     Jude T. Driscoll
Title:  Chief Executive Officer
Date:   January 25, 2006

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


        Jude T. Driscoll
-------------------------------
By:     Jude T. Driscoll
Title:  Chief Executive Officer
Date:   January 25, 2006


        Michael P. Bishof
-------------------------------
By:     Michael P. Bishof
Title:  Chief Financial Officer
Date:   January 25, 2006